Investments In Equity Investees - Summary Of Investments In Equity Investees (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Investments In Equity Investees [Line Items]
Income loss from equity method investments	¥ 14,814	¥ 2,861	¥ 2,067
Guizhou Yushi Digital Venture Capital Partnership Yushi Fund [Member]
Investments In Equity Investees [Line Items]
Equity method investment ownership percentage				72.58%
Payment to acquire long-term time deposits and other investments				¥ 323,000
Plus Automation, Inc ("Plus (US)") [Member]
Investments In Equity Investees [Line Items]
Investment owned, balance, principal amount	¥ 91,600	¥ 91,600
Ownership percentage in equity or debt investees	17.20%	17.20%